AVAILABLE-FOR-SALE SECURITIES (Details Textual) (USD $)	0 Months Ended		12 Months Ended
	Jun. 10, 2010	Oct. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary price per share on date of grant	$ 0.60	$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%	80.00%
Forfeited - Number of Options			20,000	30,000
Number of Options, Outstading			1,040,000	1,510,000	1,540,000
Equity pick up			$ 166,735	$ 192,399	$ 13,897
Argex Mining Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				300,000
Ordinary price per share on date of grant				$ 0.495
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1				25.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2				75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			150,000	75,000
Forfeited - Number of Options				75,000
Number of Options, Outstading				150,000
Proceeds from Issuance or Sale of Equity			156,267
Equity pick up			$ 43,409